Policyholder liabilities and unallocated surplus - Aggregate account values (Details) - Jackson (US insurance operations) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Liabilities
Percentage of account values corresponding to crediting rates that are at minimum guaranteed interest rates	87.00%	87.00%
Fixed annuities and the fixed account portion of variable annuities
Liabilities
Aggregate account value	$ 37,722	$ 35,332
Fixed annuities and the fixed account portion of variable annuities | > 0% - 1.0%
Liabilities
Aggregate account value	6,952	9,660
Fixed annuities and the fixed account portion of variable annuities | > 1.0% - 2.0%
Liabilities
Aggregate account value	12,994	8,646
Fixed annuities and the fixed account portion of variable annuities | > 2.0% - 3.0%
Liabilities
Aggregate account value	13,701	12,832
Fixed annuities and the fixed account portion of variable annuities | > 3.0% - 4.0%
Liabilities
Aggregate account value	1,561	1,623
Fixed annuities and the fixed account portion of variable annuities | > 4.0% - 5.0%
Liabilities
Aggregate account value	2,236	2,285
Fixed annuities and the fixed account portion of variable annuities | > 5.0% - 6.0%
Liabilities
Aggregate account value	278	286
Interest-sensitive life business
Liabilities
Aggregate account value	7,916	8,191
Interest-sensitive life business | > 2.0% - 3.0%
Liabilities
Aggregate account value	270	291
Interest-sensitive life business | > 3.0% - 4.0%
Liabilities
Aggregate account value	3,018	3,049
Interest-sensitive life business | > 4.0% - 5.0%
Liabilities
Aggregate account value	2,597	2,683
Interest-sensitive life business | > 5.0% - 6.0%
Liabilities
Aggregate account value	$ 2,031	$ 2,168